MEZZANINE EQUITY, COMMON STOCK AND STOCKHOLDERS' DEFICIT - SCHEDULE OF WEIGHTED AVERAGE ASSUMPTIONS FOR STOCK OPTIONS (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%
Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%	0.00%
Risk-free interest rate	0.61%	2.29%
Expected volatility	36.69%	31.20%
Expected term (years)	6 years 14 days	6 years 10 days